Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Party [Abstract]
Disclosure of transactions between related parties [text block]	ears ended December 31, 2024, and 2023, three months ended December 31, 2022, and year ended September 30, 2022, are as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
	($)	($)	($)	($)
Management salaries	2,288	1,332	275	1,453
Directors' fees	209	332	102	442
Share-based compensation	1,713	1,701	788	1,628
	4,210	3,365	1,165	3,523